UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		19,735,924
	TOTAL NET ASSETS - 100.0%		$19,735,924

Percentages are stated as a percent of net assets.
(a) $3,640,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	34,539	$39,423,346	0.23%	4/22/2015	$52,648

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		8,162,453
	TOTAL NET ASSETS - 100.0%		$8,162,453

Percentages are stated as a percent of net assets.
(a) $2,770,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	14,288	$15,281,309	(0.83%)	4/16/2015	$(1,106,329)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		20,308,731
	TOTAL NET ASSETS - 100.0%		$20,308,731

Percentages are stated as a percent of net assets.
(a) $6,430,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	399,453	$40,732,038	0.08%	5/15/2014	$(8,350)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		9,830,690
	TOTAL NET ASSETS - 100.0%		$9,830,690

Percentages are stated as a percent of net assets.
(a) $2,920,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	193,413	$19,611,340	(0.58%)	7/21/2014	$(115,739)

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 69.9%
121,833	iShares iBoxx $ High Yield Corporate Bond ETF		$11,381,639
279,910	SPDR Barclays Capital High Yield Bond ETF		11,406,332
	TOTAL INVESTMENT COMPANIES (Cost $22,514,892)		$22,787,971

	TOTAL INVESTMENTS (Cost $22,514,892) - 69.9%		$22,787,971
	Other Assets in Excess of Liabilities - 30.1% (a)		9,805,682
	TOTAL NET ASSETS - 100.0%		$32,593,653

Percentages are stated as a percent of net assets.
(a) $3,250,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International iShares iBoxx $ High Yield Corporate Bond ETF		87,089	$8,113,525	0.03%	3/10/2015	$32,987
Credit Suisse International SPDR Barclays Capital High Yield Bond ETF		199,962	8,105,057	0.03%	3/10/2015	54,162
			16,218,582			87,149

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		9,377,025
	TOTAL NET ASSETS - 100.0%		$9,377,025

Percentages are stated as a percent of net assets.
(a) $4,920,000 of cash is held as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	20,646	$19,137,565	(0.49%)	12/17/2014	$(505,436)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	202	184,011	(0.49%)	1/21/2015	(1,965)
		20,848	$19,321,576			$(507,401)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		36,397,342
	TOTAL NET ASSETS - 100.0%		$36,397,342

Percentages are stated as a percent of net assets.
(a) $18,490,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	83,642	$3,610,621	(1.02%)	10/15/2014	$(75,934)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	134,257	5,648,221	(1.02%)	11/19/2014	28,553
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,472,936	63,523,741	(1.02%)	12/17/2014	(1,208,989)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	28,655	1,200,838	(1.01%)-(1.02%)	1/21/2015	12,622
		1,719,490	$73,983,421			$(1,243,748)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		5,454,474
	TOTAL NET ASSETS - 100.0%		$5,454,474

Percentages are stated as a percent of net assets.
(a) $2,140,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	270,171	$10,765,077	0.33%	5/19/2015	$77,965

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.1%
Money Market Funds - 96.1%
12,378,649	Goldman Sachs Financial Square Government Fund, 0.00%(††) (a)	$12,378,649
	TOTAL SHORT TERM INVESTMENTS (Cost $12,378,649)	$12,378,649

	TOTAL INVESTMENTS (Cost $12,378,649) - 96.1%	$12,378,649
	Other Assets in Excess of Liabilities - 3.9%	502,465
	TOTAL NET ASSETS - 100.0%	$12,881,114

Percentages are stated as a percent of net assets.
(††) Less than 0.005%.
(a) Represents annualized seven-day yield at November 30, 2013.

HCM Freedom Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.1%
543,478	BlackRock High Yield Bond Portfolio	$4,516,304
1,697,531	Northeast Investors Trust	11,033,951
124,792	Hundredfold Select Alternative Fund	3,038,685
80,760	OnTrack Core Fund	4,180,131
	TOTAL INVESTMENT COMPANIES (Cost $22,622,510)	$22,769,071

	TOTAL INVESTMENTS (Cost $22,622,510) - 97.1%	$22,769,071
	Other Assets in Excess of Liabilities - 2.9%	670,691
	TOTAL NET ASSETS - 100.0%	$23,439,762

Percentages are stated as a percent of net assets.

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		37,191,040
	TOTAL NET ASSETS - 100.0%		$37,191,040

Percentages are stated as a percent of net assets.
(a) $7,230,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	41,196	$73,149,208	0.22%	10/29/2014	$1,362,223

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		5,525,675
	TOTAL NET ASSETS - 100.0%		$5,525,675

Percentages are stated as a percent of net assets.
(a) $1,570,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	6,121	$(10,672,852)	(0.03%)	4/16/2015	$(408,296)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		34,152,432
	TOTAL NET ASSETS - 100.0%		$34,152,432

Percentages are stated as a percent of net assets.
(a) $6,530,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30 , 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	19,643	$68,185,125	(0.12%)	4/21/2015	$325,700

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
November 30, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		14,415,840
	TOTAL NET ASSETS - 100.0%		$14,415,840

Percentages are stated as a percent of net assets.
(a) $8,224,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	229,050	$10,364,445	(1.12%)	7/16/2014	$(1,563,264)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	73,118	3,313,995	(1.12%)	8/20/2014	(503,282)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	27,033	1,172,021	(1.12%)	9/17/2014	(131,237)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	39,153	1,554,140	(1.12%)	10/15/2014	(52,337)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	12,593	539,386	(1.12%)	11/19/2014	(53,490)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	67,295	2,680,340	(1.12%)	12/17/2014	(79,444)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	51,395	1,823,172	(1.12%)	1/21/2015	148,188
Bank of America Merrill Lynch	iShares Latin America 40 ETF	56,548	2,072,117	(1.12%)	2/18/2015	82,638
Bank of America Merrill Lynch	iShares Latin America 40 ETF	20,034	722,933	(1.12%)	3/18/2015	41,196
Bank of America Merrill Lynch	iShares Latin America 40 ETF	87,792	3,376,930	(1.12%)	4/15/2015	(25,917)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	75,462	2,978,162	(1.12%)	5/20/2015	(94,859)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	15,340	590,919	(1.11%)-(1.12%)	6/17/2015	(4,376)
		754,813	$31,188,560			$(2,236,184)

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2013:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$52,648	$-	$52,648

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,106,329)	$-	$(1,106,329)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(8,350)	$-	$(8,350)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(115,739)	$-	$(115,739)

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$22,787,971	$87,149	$-	$22,875,120

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(507,401)	$-	$(507,401)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,243,748)	$-	$(1,243,748)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$77,965	$-	$77,965

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$12,378,649	$-	$-	$12,378,649

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$15,550,255	$7,218,816	$-	$22,769,071

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$1,362,223	$-	$1,362,223

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(408,296)	$-	$(408,296)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$325,700	$-	$325,700

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(2,236,184)	$-	$(2,236,184)

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Cost of investments	$0	$22,862,985	$0
Gross unrealized appreciation	$0	$273,079	$0
Gross unrealized depreciation	$(0)	$(348,093)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(75,014)	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$0	$0	$12,378,649
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	HCM Freedom Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Cost of investments	$22,622,510	$0	$0
Gross unrealized appreciation	$146,561	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$146,561	$0	$0
	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0	$0
Gross unrealized appreciation	$0	$0
Gross unrealized depreciation	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, Principal Executive Officer, President

Date  January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, Principal Executive Officer, President

Date  January 27, 2014

By (Signature and Title) /s/ Patrick J. Rudnick
                                                 Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date  January 27, 2014